Real Estate Owned - Schedule of Real Estate Owned (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Real Estate Properties [Line Items]
Real estate owned	$ 281
Bank Properties [Member]
Real Estate Properties [Line Items]
Real estate owned	$ 281